Amana Developing World Fund
Amana Developing World Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Developing World Fund.
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Amana Developing World Fund	Developing World Fund Investor Shares	Developing World Fund Institutional Shares
Operating Expenses Column [Text]	AMDWX	AMIDX
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.54%	1.29%

Example
The example below is intended to help investors compare the cost of investing in shares of the Developing World Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Developing World Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Expense Example Amana Developing World Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Developing World Fund Investor Shares	AMDWX	157	486	839	1,834
Developing World Fund Institutional Shares	AMIDX	131	409	708	1,556

Portfolio Turnover
The Developing World Fund may pay transaction costs when it buys and sells securities (or "turns over" its portfolio). The Fund generally buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital Corporation, which presently charges no commissions on portfolio trades. A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Developing World Fund invests only common stocks of companies with significant exposure (50% or more of assets or revenues) to countries with developing economies and/or markets. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Developing World Fund does not make any investments that pay interest. In accordance with Islamic principles, the Funds shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Funds tend to hold investments for several years.

The Developing World Fund diversifies its investments across the countries of the developing world, industries, and companies, and generally follows a large-cap value investment style.

In determining whether a country is part of the developing world, the adviser (Saturna Capital Corporation) will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.

By allowing investments in companies headquartered in more advanced economies yet having the majority of assets or revenues in the developing world, the Developing World Fund seeks to reduce its foreign investing risk.

The adviser maintains a list of countries in which the Developing World Fund may invest. The list, which changes over time, currently includes: Argentina, Bahrain, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Indonesia, Jordan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Qatar, Russia, South Africa, Thailand, Turkey, Ukraine, and United Arab Emirates.

It is the policy of the Developing World Fund, under normal circumstances, to invest at least 80% of assets in common stocks of companies with significant exposure to countries with developing economies and/or markets.
Principal Risks of Investing
The value of Developing World Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the industries and companies in which the Fund invests.

The Developing World Fund's restricted ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

The Developing World Fund involves risks not typically associated with investing in US securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets, and (6) differing reporting, accounting, and auditing standards of foreign countries. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Performance
Annual Total Returns
The following bar chart presents the calendar year total returns of the Developing World Fund Investor shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.
[1]	For the period September 28, 2009 (the inception of the fund) through December 31, 2009 and not annualized.

Best Quarter	Q1 2012	5.99%
Worst Quarter	Q3 2011	-10.78%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2013) was -1.40%.

Average Annual Total Returns
The table below presents the average annual returns of the Developing World Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the previous one year and since the Fund's inception on September 28, 2009, compare to those of a broad-based market index.
Periods ended December 31, 2012
Average Annual Total Returns Amana Developing World Fund	Label	1 Year	Since inception	Inception Date
Developing World Fund Investor Shares	AMDWX	6.69%	2.06%	Sep. 28, 2009
Developing World Fund Investor Shares Return after taxes on distributions		6.69%	2.06%	Sep. 28, 2009
Developing World Fund Investor Shares Return after taxes on distributions and sale of Fund shares		5.69%	1.76%	Sep. 28, 2009
Developing World Fund Institutional Shares	AMIDX
Morgan Stanley Capital International (MSCI) Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		18.22%	7.28%	Sep. 28, 2009

Developing World Fund Institutional shares began operations on September 25, 2013 (the date of this prospectus) and do not yet have returns to report.
After-tax performance is shown only for Investor shares. After-tax returns for Institutional shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.